                                 THE KENT FUNDS

                   SUPPLEMENT DATED DECEMBER 19, 1997 TO THE
               TAX ADVANTAGED FUNDS PROSPECTUS DATED MAY 1, 1997

     Due to changes in responsibility regarding the day-to-day management of the Funds, the following paragraph replaces the third paragraph within the section entitled "Who Manages and Services the Funds?" that describes the portfolio managers for the Funds:

     Joseph T. Keating, a Senior Vice President and Chief Investment Officer at Old Kent, is responsible for developing and implementing the Funds' investment policies. Mr. Keating has over twenty-one years of investment experience including ten years with Old Kent. Michael J. Martin, a Vice President in the Investment Management Group and Director of Tax-Free Fixed Income Management, is the portfolio manager for each of the Funds and is responsible for their day-to-day management. Mr. Martin has managed all of the Funds since November 10, 1997. He was co-portfolio manager for the Limited Term Tax-Free Fund and the Michigan Municipal Bond Fund since January 1995. Mr. Martin has over eight years of experience with Old Kent.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

KKF-0401                                                           PRO(KKF-0392)

                                 THE KENT FUNDS

                   SUPPLEMENT DATED DECEMBER 19, 1997 TO THE
                    BOND FUNDS PROSPECTUS DATED MAY 1, 1997

     Due to changes in responsibility regarding the day-to-day management of the Funds, the following paragraph replaces the third paragraph within the section entitled "Who Manages and Services the Funds?" that describes the portfolio managers for the Funds:

     Joseph T. Keating, a Senior Vice President and Chief Investment Officer at Old Kent, is responsible for developing and implementing the Funds' investment policies. Mr. Keating has over twenty-one years of investment experience including ten years with Old Kent. Mitchell L. Stapley, a Vice President in the Investment Management Group and Director of Taxable Fixed Income, is the portfolio manager of the Intermediate Bond and Income Funds, which he has managed since their inception, and the Short Term Bond Fund, which he has managed since November, 1996. Mr. Stapley is responsible for the day-to-day management of the Funds. He has over fourteen years of investment experience, including ten years with Old Kent.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

KKF-0400                                                           PRO(KKF-0391)

                                 THE KENT FUNDS

                   SUPPLEMENT DATED DECEMBER 19, 1997 TO THE
                    STOCK FUNDS PROSPECTUS DATED MAY 1, 1997

     Due to changes in responsibility regarding the day-to-day management of the Funds, the following paragraph replaces the third paragraph within the section entitled "Who Manages and Services the Funds?" that describes the portfolio managers for the Funds:

     Several portfolio managers are responsible for the day-to-day management of the Funds. Joseph T. Keating, a Senior Vice President and Chief Investment Officer at Old Kent, is responsible for developing and implementing the Funds' investment policies. Mr. Keating has over twenty-one years of investment experience including ten years with Old Kent. Allan J. Meyers, a Vice President in the Investment Management Group and Director of Active Equity Management, is responsible for investment strategy and portfolio management for the Growth and Income Fund. Mr. Meyers has over twenty-two years of investment experience, including thirteen years with Old Kent. Mr. Meyers has been portfolio manager for the Growth and Income Fund since November 10, 1997. David C. Eder, a Vice President in the Investment Management Group and Director of Structured Equity Management, is co-portfolio manager for the Index Equity, Small Company Growth and International Growth Funds. Mr. Eder has over five years of investment experience with Old Kent and, prior to his current position, worked as an Analyst for Old Kent. He has been co-portfolio manager of the International Growth Fund and the Index Equity Fund since January, 1995. He has been co-portfolio manager of the Small Company Growth Fund since August, 1996. Robert Cummisford, CFA, an Assistant Vice President in the Investment Management Group, is co-portfolio manager for the Index Equity, Small Company Growth and International Growth Funds. Mr. Cummisford has over five years of investment experience, including one year with Old Kent. Prior to joining Old Kent, he was Senior Consultant with Ibbotson Associates.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

KKF-0402                                                           PRO(KKF-0393)